Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans

12. Employee Benefit Plans

The Company sponsors 401(k) plans for certain employees who meet specified age and length of service requirements. The 401(k) plans include a deferral feature under which employees may elect to defer a portion of their salary, subject to Internal Revenue Service limitations. The Company provides a matching contribution based on a percentage of participating employees’ salaries and contributions made. Total contributions to the plan for the years ended December 31, 2019, 2018, and 2017 were $13.9 million, $13.2 million, and $7.9 million, respectively.